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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:


/s/ John W. Wing              Minnetonka, Minnesota    August 5, 2008
---------------------------  -----------------------  ---------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $314,581
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                        VOTING AUTHORITY
                                              VALUE     SH OR
NAME OF ISSUER  TITLE OF CLASS    CUSIP     (x$1,000)  PRN AMT  INV DISC  OTHER MGR  SOLE  SHARED    NONE
--------------  --------------  ---------   ---------  -------  --------  ---------  ----  ------  -------
ISHARES TR      S&P 500 INDEX   464287200      1597      12476    SOLE       N/A                     12476
ISHARES TR      MSCI EAFE IDX   464287465      1528      22249    SOLE       N/A                     22249
ISHARES TR      LEHMAN AGG BND  464287226     14549     144908    SOLE       N/A                    144908
ISHARES TR      1-3 YR TRS BD   464287457     14712     177483    SOLE       N/A                    177483
ISHARES TR      DJ US UTILS     464287697     19718     198950    SOLE       N/A                    198950
ISHARES TR      DJ US ENERGY    464287796     23672     156262    SOLE       N/A                    156262
ISHARES TR      DJ US BAS MATL  464287838     23284     275661    SOLE       N/A                    275661
ISHARES INC     MSCI PAC J IDX  464286665     26888     197572    SOLE       N/A                    197572
ISHARES TR      MSCI EMERG MKT  464287234     26785     197356    SOLE       N/A                    197356
ISHARES TR      S&P LTN AM 40   464287390     27985     101765    SOLE       N/A                    101765
ISHARES TR      S&P500 GRW      464287309     96443    1510929    SOLE       N/A                   1510929
ISHARES TR      COHEN&ST RLTY   464287564     17373     231208    SOLE       N/A                    231208
ISHARES TR      TRANSP AVE IDX  464287192     20047     226950    SOLE       N/A                    226950